IQ Bear U.S. Small Cap ETF
IQ BEAR U.S. SMALL CAP ETF
INVESTMENT OBJECTIVE
The IQ Bear U.S. Small Cap ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Bear U.S. Small Cap ETF IQ Bear U.S. Small Cap ETF USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Bear U.S. Small Cap ETF IQ Bear U.S. Small Cap ETF
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	none
Dividend, Interest and Brokerage Expenses on Short Positions	0.68%
Miscellaneous Other Expenses	0.05%
Total Other Expenses	0.73%	[1]
Acquired Fund Fees and Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	1.72%	[2]
[1]	The Fund has not yet commenced operations and Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's "Financial Highlights" section of the Prospectus, which reflects the Fund's operating expenses and do not include Acquired Fund Fees and Expenses.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
IQ Bear U.S. Small Cap ETF | IQ Bear U.S. Small Cap ETF | USD ($)	175	542

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of this Prospectus, has not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the U.S. small capitalization equity market (the “U.S. Small Cap Market”), investors should not expect the Fund’s returns to track the returns of the U.S. Small Cap Market or the inverse thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the U.S. Small Cap Market or the inverse thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the U.S. Small Cap Market returns are flat over time, and it is possible that the Fund will lose money over time even if the U.S. Small Cap Market falls. Longer holding periods, higher market volatility and short exposure each may exacerbate the impact of compounding on a fund’s returns. During periods of higher U.S. Small Cap Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the U.S. Small Cap Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of short exposure. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having long exposure to the U.S. Small Cap Market, adding short exposure to a diversified basket of U.S. Small Cap Market securities can help protect the investor’s capital during periods when the U.S. Small Cap Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the U.S. Small Cap Market is rising, a short U.S. Small Cap Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a dynamic allocation process, the Fund seeks to outperform the inverse of the U.S. Small Cap Market performance in both rising and falling markets. In other words, when the U.S. Small Cap Market is down in a given period, the Fund seeks to be up more than the inverse of the return of the U.S. Small Cap Market during the same period and, conversely, when the U.S. Small Cap Market is up in a given period, the Fund seeks to be down less than the inverse of the return of the U.S. Small Cap Market during the same period.

Investment Process

The Fund invests primarily in short positions in U.S. small capitalization equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund’s investment process first breaks down all small capitalization U.S. companies by the sector in which they operate. Generally, these sectors include Consumer Discretionary, Consumer Staples, Energy, Financial, Health Care, Industrial, Materials, Technology, Telecommunications and Utilities. The Advisor then analyzes each sector based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine the magnitude of the short weighting for each sector in the portfolio. Under normal circumstances, all sectors will be included in the Fund’s portfolio. The Fund seeks to maintain short exposure of approximately 100% of the net assets of the Fund.

To implement its strategy, the Fund will hold short positions in ETFs providing exposure to the sectors chosen by the Advisor (“Underlying ETFs”).

The strategy of overweighting and underweighting sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets, directly or indirectly through Underlying ETFs, in the equity securities of companies operating in one or more sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets, directly or indirectly through Underlying ETFs, in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of U.S. small capitalization companies, which exposure will be obtained through ETFs and/or Financial Instruments. As of the date of this Prospectus, the Advisor considers such “small capitalization companies” to have market capitalizations of between $300 million and $2 billion.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Authorized Participant Concentration Risk

Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions entirely for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Compounding Risk

As the Fund utilizes short positions in seeking capital appreciation, the effect of compounding on short positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Derivatives Risk

A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Certain Underlying ETPs may invest in certain types of derivatives contracts, including futures, options and swaps. Derivatives are subject to a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, counterparty risk and management risk.

Equity Securities Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in short positions in ETFs. Through its short positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could increase.

Industry Concentration Risk

To the extent the Fund’s investments are concentrated in a particular industry sector, the Fund will be susceptible to loss due to adverse occurrences affecting that particular industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments tan if its investments were diversified across different industry sectors.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Rising Stock Market Risk

The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

Short Sales Risk

Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.